Summary of signifcant accounting policies (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Significant Accounting Policies
Schedule of estimated useful lives of property, plant, and equipment

Buildings	20 years
Plant and equipment	10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease